SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


    NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23c-2 UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                       Securities Act File No. 333-109588
                    Investment Company Act File No. 811-21400

                 EATON VANCE TAX-ADVANTAGED DIVIDEND INCOME FUND
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                               Name of Registrant

                       255 STATE STREET, BOSTON, MA 02109
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                      Address of Principal Executive Office

      The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940 (the "Act"), and states that it is filing this notice with the Commission pursuant to permission granted by the Commission staff fewer than 30 days prior to the date set for the redemption.

(1)   Title of Class of Securities to be Redeemed:

             AUCTION PREFERRED SHARES ("APS") SERIES A, SERIES B, SERIES C, SERIES D, SERIES E, SERIES F AND SERIES G

(2)   Date on Which the Securities are to be Redeemed:

             THE APS WILL BE REDEEMED ON THE DIVIDEND PAYMENT DATE FOR EACH SERIES AS FOLLOWS: SERIES A ON APRIL 1, 2008, SERIES B ON APRIL 2, 2008, SERIES C ON APRIL 4, 2008, SERIES D ON MARCH 31, 2008, SERIES E ON APRIL 23, 2008, SERIES F ON APRIL 7, 2008, AND SERIES G ON APRIL 3, 2008.

(3) Applicable Provisions of the Governing Instrument Pursuant to Which the Securities are to be Redeemed:

            ARTICLE VII, PARAGRAPHS 4(A)(I), 4(B) AND 4(C) OF THE AMENDED BY-
            LAWS

(4) Number of Shares and the Basis Upon Which the Securities to be Redeemed are to be Selected:

            THE FUND CURRENTLY INTENDS TO REDEEM ALL OF THE OUTSTANDING SHARES OF EACH OF THE APS SERIES-SERIES A, SERIES B, SERIES C, SERIES D, SERIES E, SERIES F AND SERIES G.

      Please note that this notice serves only to disclose a proposed redemption of each of the APS Series. Such redemption remains subject to the completion of financing.

                                    SIGNATURE

      Pursuant to Rule 23c-2 under the Act, the registrant has caused this notification to be duly executed on its behalf in the City of Boston and the Commonwealth of Massachusetts on the 11th day of March 2008.

                               EATON VANCE TAX-ADVANTAGED DIVIDEND INCOME FUND
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                                          By: /s/ Thomas E. Faust Jr.
                                              ----------------------------------
                                              Name:  Thomas E. Faust Jr.
                                              Title: President




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